UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10041

JNL Investors Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of Reporting Period: July 1, 2017 – September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/PPM America Low Duration Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 31.8%
AEP Texas Central Transition Funding III LLC
Series 2012-A1-1, 0.88%, 12/01/17	167	$167
American Express Credit Account Master Trust
Series 2012-B-4, 1.78%, (1M US LIBOR + 0.55%), 10/16/17 (a)	7,150	7,151
Series 2013-B-2, 1.93%, (1M US LIBOR + 0.70%), 10/15/18 (a)	1,100	1,105
Series 2014-B-1, 1.73%, (1M US LIBOR + 0.50%), 05/15/19 (a)	1,214	1,217
American Express Credit Account Secured Note Trust
Series 2012-C-4, 2.03%, (1M US LIBOR + 0.80%), 10/16/17 (a) (b)	5,402	5,403
American Express Issuance Trust
Series 2013-C-1, 1.93%, (1M US LIBOR + 0.70%), 03/15/18 (a)	367	367
American Express Issuance Trust II
Series 2013-B-1, 1.68%, (1M US LIBOR + 0.45%), 03/15/18 (a)	6,465	6,470
AmeriCredit Automobile Receivables Trust
Series 2015-B-3, 2.08%, 09/08/18	273	274
Series 2014-C-4, 2.47%, 09/10/18	1,900	1,912
Series 2016-A2A-1, 1.52%, 06/10/19	75	75
Series 2013-C-3, 2.38%, 06/10/19	39	39
Series 2014-B-2, 1.60%, 07/08/19	298	298
Series 2014-B-1, 1.68%, 07/08/19	64	64
Series 2013-D-4, 3.31%, 10/08/19	930	936
Series 2016-A2A-4, 1.34%, 04/08/20	1,164	1,163
Series 2017-A2A-1, 1.51%, 05/18/20	2,678	2,676
Series 2014-C-2, 2.18%, 06/08/20	850	852
Series 2016-B-1, 2.30%, 03/08/21	1,500	1,506
Series 2014-C-3, REMIC, 2.58%, 08/08/18	460	463
Ascentium Equipment Receivables LLC
Series 2015-A3-2A, 1.93%, 03/11/19 (b)	1,809	1,810
Series 2015-B-1A, 2.26%, 06/10/21 (b)	92	92
Ascentium Equipment Receivables Trust
Series 2016-A2-2A, 1.46%, 10/10/18 (b)	1,841	1,839
Series 2017-A2-1A, 1.87%, 07/10/19 (b)	854	854
Series 2016-A3-2A, 1.65%, 11/11/19 (b)	937	931
Series 2017-A3-1A, 2.29%, 06/10/21 (b)	891	890
Series 2016-A2-1A, REMIC, 1.75%, 11/13/18 (b)	213	213
Series 2016-A3-1A, REMIC, 1.92%, 12/10/19 (b)	357	356
Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.87%, 12/05/20 (a) (b)	2,337	2,428
BA Credit Card Trust
Series 2017-A1-A1, 1.95%, 03/16/20	3,327	3,331
Bank of The West Auto Trust
Series 2015-A3-1, 1.31%, 10/15/19 (b)	193	193
BBCMS Trust
Series 2013-A2-TYSN, REMIC, 3.76%, 09/05/20 (b)	536	559
California Republic Auto Receivables Trust
Series 2015-A3-3, 1.62%, 05/15/18	1,309	1,309
Series 2014-A4-2, 1.57%, 08/15/18	1,248	1,247
Series 2014-A4-3, 1.79%, 10/15/18	831	831
Series 2016-A3-1, 1.89%, 10/15/18	2,603	2,606
Series 2016-A3-2, 1.56%, 01/15/19	2,800	2,798
Series 2017-A3-1, 1.90%, 09/16/19	1,727	1,722
CarMax Auto Owner Trust
Series 2013-B-3, 1.91%, 03/15/19	985	985
Series 2014-A3-3, 1.16%, 06/17/19	321	320
Series 2016-A3-2, 1.52%, 10/15/19	2,382	2,376
Series 2017-A3-3, 1.97%, 04/15/22	1,610	1,607
CCG Receivables Trust
Series 2016-A2-1, 1.69%, 09/14/22 (b)	427	425
Series 2015-A3-1, 1.92%, 01/17/23 (b)	5,323	5,328
Chesapeake Funding II LLC
Series 2017-A1-3A, 1.91%, 01/15/21 (b)	2,827	2,822
Chrysler Capital Auto Receivables Trust
Series 2015-A3-BA, 1.91%, 08/15/18 (b)	1,412	1,413
Series 2013-B-BA, 1.78%, 06/17/19 (b)	412	412
Series 2015-A3-AA, 1.22%, 07/15/19 (b)	135	135
	Shares/Par†	Value
Series 2014-B-AA, 1.76%, 08/15/19 (b)	1,500	1,500
Series 2016-A3-BA, 1.64%, 07/15/21 (b)	2,309	2,302
Series 2014-A4-BA, REMIC, 1.76%, 05/15/18 (b)	572	573
CIT Equipment Collateral
Series 2014-A3-VT1, 1.50%, 03/20/18 (b)	280	280
Citibank Credit Card Issuance Trust
Series 2008-A1-A1, 5.35%, 02/07/18	1,625	1,646
Series 2017-A4-A4, 1.45%, (1M US LIBOR + 0.22%), 04/07/20 (a)	4,386	4,396
Citigroup Commercial Mortgage Trust
Series 2014-AAB-GC19, REMIC, 3.55%, 11/10/23	1,000	1,043
CNH Equipment Trust
Series 2014-A4-A, 1.50%, 05/15/20	313	313
COLT Mortgage Loan Trust
Series 2017-A1-1, 2.61%, 05/27/47 (a) (b)	1,319	1,320
Series 2016-A1-2, REMIC, 2.75%, 09/25/46 (a) (b)	394	390
Series 2016-A1-3, REMIC, 2.80%, 12/26/46 (a) (b)	1,173	1,175
Series 2017-A1A-2, REMIC, 2.41%, 10/25/47 (a) (b)	2,154	2,161
COMM Mortgage Trust
Series 2014-ASB-CR15, 3.60%, 11/10/23	3,004	3,135
Series 2013-A1-CR12, REMIC, 1.30%, 09/10/18	1,130	1,129
Series 2013-ASB-CR12, REMIC, 3.62%, 07/10/23	1,893	1,976
Series 2014-ASB-UBS6, REMIC, 3.39%, 08/10/24	207	215
Commercial Mortgage Trust
Series 2014-A1-CR21, REMIC, 1.49%, 08/10/19	351	350
Series 2014-ASB-LC15, REMIC, 3.53%, 07/10/23	517	540
Series 2014-ASB-CR16, REMIC, 3.65%, 11/10/23	1,849	1,935
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-D-C2, REMIC, 5.57%, 05/15/36 (a) (b)	3	3
CSMC Trust
Series 2017-A3-HL1, REMIC, 3.50%, 06/25/47 (a) (b)	2,124	2,169
DBUBS Mortgage Trust
Series 2011-A3-LC1A, REMIC, 5.00%, 01/10/21 (b)	1,275	1,361
Dell Equipment Finance Trust
Series 2016-B-1, 2.03%, 01/22/19 (b)	508	505
Series 2017-A2-1, 1.86%, 06/24/19 (b)	3,172	3,173
Series 2015-C-1, 2.42%, 03/23/20 (b)	463	463
Series 2015-C-2, 2.75%, 09/22/20 (b)	224	224
Series 2017-A3-1, 2.14%, 04/22/22 (b)	4,317	4,326
Federated Mortgage Fund Mortgage Trust
Series 2011-B-K12, REMIC, 4.49%, 12/25/20 (a) (b)	2,210	2,327
Fifth Third Auto Trust
Series 2017-A3-1, 1.80%, 02/15/22	2,172	2,164
First Investors Auto Owner Trust
Series 2013-C-3A, 2.91%, 11/15/17 (b)	2,658	2,664
Series 2014-A3-2A, 1.49%, 12/15/17 (b)	309	309
Series 2014-B-3A, 2.39%, 07/16/18 (b)	880	878
Series 2016-A1-2A, 1.53%, 10/15/18 (b)	1,192	1,189
Series 2016-A1-1A, 1.92%, 05/15/20 (b)	474	474
Ford Credit Auto Owner Trust
Series 2014-B-B, 1.72%, 04/15/18	1,000	1,000
Series 2014-C-B, 1.95%, 04/15/18	1,549	1,552
Series 2013-B-D, 1.54%, 03/15/19	2,500	2,500
Series 2014-B-A, 1.71%, 05/15/19	415	415
Series 2014-C-A, 1.90%, 09/15/19	435	435
Series 2014-B-C, 1.97%, 04/15/20	553	552
Series 2015-B-A, 2.03%, 08/15/20	770	771
Series 2015-C-A, 2.20%, 11/15/20	3,000	3,016
Ford Credit Floorplan Master Owner Trust
Series 2015-A1-1, 1.42%, 01/15/18	2,879	2,878
Series 2013-A-4, 1.78%, (1M US LIBOR + 0.55%), 06/15/18 (a)	535	535
Series 2016-A-4, 1.76%, (1M US LIBOR + 0.53%), 07/15/18 (a)	1,000	1,003

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Series 2015-A2-4, 1.83%, (1M US LIBOR + 0.60%), 08/15/18 (a)	1,120	1,124
GM Financial Automobile Leasing Trust
Series 2016-A2A-3, 1.35%, 07/20/18	1,943	1,941
Series 2016-A3-3, 1.61%, 03/20/19	5,000	4,983
Series 2017-A3-3, 2.01%, 11/20/20	1,670	1,665
GM Financial Consumer Automobile Receivables Trust
Series 2017-A3-1A, 1.78%, 10/18/21 (b)	3,113	3,108
GMF Floorplan Owner Revolving Trust
Series 2015-A1-1, 1.65%, 05/15/18 (b)	2,689	2,689
Series 2015-A2-1, 1.73%, (1M US LIBOR + 0.50%), 05/15/18 (a) (b)	5,000	5,011
GreatAmerica Leasing Receivables Funding LLC
Series 2016-A2-1, 1.57%, 11/20/17 (b)	567	567
Series 2014-A4-1, 1.47%, 01/15/18 (b)	333	333
Series 2015-A3-1, 1.54%, 07/20/18 (b)	1,444	1,444
Series 2017-A2-1, 1.72%, 04/22/19 (b)	822	821
Series 2017-A3-1, 2.06%, 06/22/20 (b)	871	872
Series 2015-A4-1, 2.02%, 06/21/21 (b)	620	620
GS Mortgage Securities Trust
Series 2011-A4-GC3, REMIC, 4.75%, 01/10/21 (b)	1,348	1,432
Series 2012-A-ALOH, REMIC, 3.55%, 04/10/22 (b)	3,377	3,521
Harley-Davidson Motorcycle Trust
Series 2015-A3-1, 1.41%, 06/15/20	2,830	2,828
Hilton Grand Vacations Trust
Series 2014-A-AA, 1.77%, 11/25/26 (b)	563	556
Series 2017-A-AA, 2.66%, 12/27/28 (b)	4,781	4,786
Honda Auto Receivables Owner Trust
Series 2016-A3-2, 1.39%, 04/15/19	550	549
Huntington Auto Trust
Series 2015-A3-1, 1.24%, 09/16/19	419	419
Hyundai Auto Receivables Trust
Series 2014-C-A, 2.02%, 08/15/19	695	696
Series 2014-C-B, 2.10%, 11/15/19	254	254
Series 2015-B-B, 2.01%, 06/15/21	1,180	1,182
John Deere Owner Trust
Series 2016-A3-B, 1.25%, 07/15/19	275	274
JPMBB Commercial Mortgage Securities Trust
Series 2013-ASB-C17, REMIC, 3.71%, 09/15/23	1,100	1,151
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-ASB-C20, REMIC, 3.46%, 04/15/24	3,430	3,563
JPMorgan Mortgage Trust
Series 2015-A6-3, REMIC, 3.00%, 04/25/22 (a) (b)	1,468	1,485
Series 2015-A5-6, REMIC, 3.50%, 08/25/22 (a) (b)	1,843	1,887
Series 2014-A1-5, REMIC, 3.00%, 10/25/26 (a) (b)	1,375	1,388
Series 2016-A1-2, REMIC, 2.68%, 06/25/46 (a) (b)	2,699	2,705
Series 2016-2A1-3, REMIC, 3.00%, 10/25/46 (a) (b)	1,724	1,744
Kubota Credit Owner Trust
Series 2016-A2-1A, 1.25%, 04/15/19 (b)	674	673
Series 2017-A2-1A, 1.66%, 08/15/19 (b)	4,967	4,962
Series 2016-A3-1A, 1.50%, 07/15/20 (b)	2,560	2,544
Series 2015-A3-1A, REMIC, 1.54%, 03/15/19 (b)	3,310	3,310
Series 2015-A4-1A, REMIC, 1.79%, 08/16/21 (b)	261	261
Leaf Receivables Funding 12 LLC
Series 2017-A2-1, 1.72%, 02/15/19 (b)	753	753
Series 2017-A3-1, 2.07%, 05/15/20 (b)	635	634
Mercedes-Benz Auto Lease Trust
Series 2016-A3-B, 1.35%, 12/15/18	3,000	2,993
Mercedes-Benz Master Owner Trust
Series 2015-A-BA, 1.61%, (1M US LIBOR + 0.38%), 04/16/18 (a) (b)	1,500	1,502
Series 2016-A-AA, 1.81%, (1M US LIBOR + 0.58%), 05/15/18 (a) (b)	5,672	5,687
Merrill Lynch Mortgage Investors Trust
Series 2003-A1-E, REMIC, 1.86%, (1M US LIBOR + 0.62%), 10/25/28 (a)	1,157	1,097
	Shares/Par†	Value
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-ASB-C15, REMIC, 3.65%, 12/15/23	803	841
Morgan Stanley Capital Barclays Bank Trust
Series 2016-B-MART, REMIC, 2.48%, 09/13/21 (b)	3,000	2,968
MVW Owner Trust
Series 2017-A-1A, 2.42%, 12/20/34 (b)	1,839	1,831
Nissan Auto Receivables Owner Trust
Series 2016-A3-C, 1.18%, 11/15/19	2,500	2,481
Prestige Auto Receivables Trust
Series 2016-A2-2A, 1.46%, 09/17/18 (b)	985	984
Series 2017-A2-1A, 1.80%, 03/15/19 (b)	5,000	4,997
Sequoia Mortgage Trust
Series 2016-A10-3, REMIC, 3.50%, 12/25/24 (b)	895	909
Series 2017-A4-3, REMIC, 3.50%, 04/25/47 (a) (b)	1,760	1,786
Shellpoint Co-Originator Trust
Series 2017-A4-1, 3.50%, 04/25/44 (a) (b)	2,463	2,499
Series 2016-1A10-1, REMIC, 3.50%, 11/25/46 (a) (b)	1,748	1,774
Sierra Receivables Funding Co. LLC
Series 2013-A-1A, 1.59%, 08/20/20 (b)	949	948
Series 2015-A-1A, 2.40%, 03/20/32 (b)	196	195
Sierra Timeshare Receivables Funding LLC
Series 2013-A-3A, 2.20%, 05/20/21 (b)	671	670
Series 2013-A-2A, 2.28%, 11/20/25 (b)	947	946
Series 2014-A-2A, 2.05%, 06/20/31 (b)	663	661
Series 2014-A-3A, 2.30%, 10/20/31 (b)	754	751
Series 2016-A-1A, 3.08%, 03/21/33 (b)	781	788
Springleaf Mortgage Loan Trust
Series 2013-A-3A, REMIC, 1.87%, 09/25/57 (a) (b)	740	739
SunTrust Auto Receivables Trust
Series 2015-A3-1A, 1.42%, 04/16/18 (b)	1,350	1,350
Series 2015-A4-1A, 1.78%, 05/15/19 (b)	1,050	1,045
Toyota Auto Receivables Owner Trust
Series 2016-A3-B, 1.30%, 04/15/19	1,808	1,804
Series 2014-A4-C, 1.44%, 04/15/20	1,417	1,417
Verizon Owner Trust
Series 2016-A-1A, 1.42%, 01/20/21 (b)	2,121	2,111
Series 2016-A-2A, 1.68%, 05/20/21 (b)	5,000	4,981
Series 2017-A-2A, 1.92%, 12/20/21 (b)	2,835	2,832
Volvo Financial Equipment LLC
Series 2017-A2-1A, 1.55%, 09/17/18 (b)	1,792	1,790
Series 2016-A2-1A, 1.44%, 10/15/18 (b)	439	439
Series 2015-A3-1A, 1.51%, 06/17/19 (b)	1,722	1,722
Series 2014-B-1A, 1.66%, 11/16/20 (b)	443	442
Series 2014-C-1A, 1.94%, 11/15/21 (b)	650	650
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-2A4-AR10, REMIC, 3.30%, 06/25/35 (a)	353	358
Westlake Automobile Receivables Trust
Series 2016-A2B-1A, 2.28%, (1M US LIBOR + 1.05%), 01/15/19 (a) (b)	755	755
Series 2016-A2-3A, 1.42%, 10/15/19 (b)	1,268	1,267
World Omni Auto Receivables Trust
Series 2017-A2B-A, 1.37%, (1M US LIBOR + 0.14%), 02/15/19 (a)	7,000	7,001
Series 2015-A2B-B, 1.63%, (1M US LIBOR + 0.40%), 07/15/19 (a)	54	54
World Omni Automobile Lease Securitization Trust
Series 2015-A3-A, 1.54%, 02/15/18	2,555	2,555
Series 2017-A2-A, 1.68%, 12/16/19	2,923	2,924
Total Non-U.S. Government Agency Asset-Backed Securities (cost $277,716)		277,514
CORPORATE BONDS AND NOTES 51.4%
Consumer Discretionary 2.0%
Amazon.com Inc.
1.90%, 08/21/20 (b)	5,000	5,004
Discovery Communications LLC
2.20%, 09/20/19	3,000	3,007
Dollar General Corp.
1.88%, 04/15/18	568	568
Newell Rubbermaid Inc.
2.05%, 12/01/17	2,000	2,001

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
3.15%, 04/01/21 (c)	2,000	2,043
Time Warner Cable Inc.
8.75%, 02/14/19	3,000	3,258
Toll Brothers Finance Corp.
8.91%, 10/15/17	560	561
Walt Disney Co.
2.45%, 03/04/22	1,250	1,260
		17,702
Consumer Staples 3.5%
BAT Capital Corp.
2.76%, 08/15/22 (b)	5,000	5,022
Constellation Brands Inc.
2.70%, 05/09/22	2,045	2,050
CVS Health Corp.
2.80%, 07/20/20	1,619	1,647
Kraft Foods Group Inc.
5.38%, 02/10/20	3,000	3,218
Kraft Heinz Foods Co.
2.00%, 07/02/18	1,834	1,839
Kroger Co.
3.30%, 01/15/21	1,000	1,026
Mondelez International Holdings Netherlands BV
1.63%, 10/28/19 (b)	4,500	4,464
Philip Morris International Inc.
2.00%, 02/21/20	4,500	4,512
Reynolds American Inc.
2.30%, 06/12/18	6,000	6,023
WM Wrigley Jr. Co.
2.00%, 10/20/17 (b)	468	468
		30,269
Energy 1.6%
Anadarko Petroleum Corp.
6.95%, 06/15/19	1,389	1,496
Chevron Phillips Chemical Co. LLC
1.70%, 05/01/18 (b)	3,000	3,001
Energy Transfer Partners LP
6.70%, 07/01/18	2,675	2,769
Phillips 66
2.05%, (3M US LIBOR + 0.75%), 04/15/20 (a) (b)	1,419	1,429
Regency Energy Partners LP
5.88%, 03/01/22	1,000	1,107
Sabine Pass Liquefaction LLC
5.63%, 04/15/23	3,500	3,875
		13,677
Financials 27.5%
ABN AMRO Bank NV
2.10%, 01/18/19 (b)	1,500	1,505
AerCap Ireland Capital Ltd.
3.75%, 05/15/19	2,000	2,047
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	2,000	2,006
3.30%, 02/01/23	3,000	3,103
Athene Global Funding
3.00%, 07/01/22 (b)	3,313	3,299
Bank of America Corp.
5.65%, 05/01/18	3,000	3,068
6.88%, 11/15/18	3,175	3,345
2.60%, 01/15/19	2,000	2,016
5.49%, 03/15/19	1,295	1,353
1.97%, (3M US LIBOR + 0.66%), 07/21/21 (a)	4,000	4,011
3.30%, 01/11/23	3,437	3,519
Bank of America NA
1.75%, 06/05/18	527	527
Bank of Montreal
1.50%, 07/18/19	3,000	2,980
2.11%, (3M US LIBOR + 0.79%), 08/27/21 (a)	4,000	4,042
2.35%, 09/11/22	3,000	2,972
Bank of Nova Scotia
2.70%, 03/07/22 (d)	2,618	2,641
Barclays Bank Plc
6.05%, 12/04/17 (b)	9,547	9,612
Barclays Plc
2.75%, 11/08/19	2,000	2,019
	Shares/Par†	Value
Berkshire Hathaway Finance Corp.
2.01%, (3M US LIBOR + 0.69%), 03/15/19 (a)	4,000	4,035
BNZ International Funding Ltd.
2.40%, 02/21/20 (b)	3,000	3,011
Canadian Imperial Bank of Commerce
2.10%, 10/05/20	3,000	2,998
Capital One Bank USA NA
2.15%, 11/21/18	1,075	1,078
Capital One NA
1.65%, 02/05/18	1,750	1,750
1.85%, 09/13/19	1,215	1,207
CBOE Holdings Inc.
1.95%, 06/28/19	4,000	3,994
Citibank NA
1.85%, 09/18/19	3,000	2,996
Citigroup Inc.
2.01%, (3M US LIBOR + 0.69%), 04/27/18 (a)	2,279	2,285
2.75%, 04/25/22	5,500	5,513
CNH Industrial Capital LLC
3.88%, 07/16/18	5,500	5,562
Compass Bank
2.88%, 06/29/22	1,000	995
Credit Agricole SA
2.29%, (3M US LIBOR + 0.97%), 06/10/20 (a) (b)	3,000	3,043
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,500	1,516
3.13%, 12/10/20	3,000	3,060
Daimler Finance North America LLC
1.74%, (3M US LIBOR + 0.42%), 03/02/18 (a) (b)	2,500	2,502
2.00%, 08/03/18 (b)	3,000	3,010
Diamond 1 Finance Corp.
3.48%, 06/01/19 (b)	1,000	1,019
4.42%, 06/15/21 (b)	1,000	1,049
5.45%, 06/15/23 (b)	1,750	1,914
Discover Bank
2.00%, 02/21/18	6,750	6,762
First Horizon National Corp.
3.50%, 12/15/20	2,000	2,058
Five Corners Funding Trust
4.42%, 11/15/23 (b)	3,016	3,253
Ford Motor Credit Co. LLC
1.72%, 12/06/17	405	405
2.46%, 03/27/20	1,500	1,503
3.20%, 01/15/21	4,500	4,583
General Motors Financial Co. Inc.
2.40%, 04/10/18	1,000	1,003
3.10%, 01/15/19	2,000	2,027
3.70%, 05/09/23	1,000	1,020
Goldman Sachs Group Inc.
7.50%, 02/15/19	5,000	5,370
2.60%, 04/23/20	3,000	3,025
2.35%, 11/15/21	668	663
3.00%, 04/26/22	5,471	5,549
Guardian Life Global Funding
2.00%, 04/26/21 (b)	2,273	2,248
HSBC Bank Plc
1.50%, 05/15/18 (b)	540	540
HSBC Holdings Plc
3.26%, (3M US LIBOR + 1.06%), 03/13/23 (a)	2,143	2,190
HSBC USA Inc.
2.63%, 09/24/18	3,000	3,027
Huntington Bancshares Inc.
2.60%, 08/02/18	2,369	2,386
Huntington National Bank
2.20%, 11/06/18	555	557
JPMorgan Chase & Co.
4.40%, 07/22/20	2,000	2,123
1.87%, (3M US LIBOR + 0.55%), 03/09/21 (a)	3,000	3,007
2.30%, 08/15/21	3,000	2,995
JPMorgan Chase Bank NA
1.92%, (3M US LIBOR + 0.59%), 09/23/19 (a)	4,000	4,027
Lloyds Banking Group Plc
3.10%, 07/06/21	2,700	2,747
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	3,000	3,087

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Metropolitan Life Global Funding I
2.65%, 04/08/22 (b)	1,500	1,512
Morgan Stanley
3.10%, (3M US LIBOR + 1.50%), 11/09/18 (a)	930	943
2.38%, 07/23/19	3,721	3,743
5.63%, 09/23/19	3,000	3,201
2.24%, (3M US LIBOR + 0.93%), 07/22/22 (a)	2,000	2,008
3.75%, 02/25/23	4,250	4,434
National Australia Bank Ltd.
1.82%, (3M US LIBOR + 0.51%), 05/22/20 (a) (b)	3,000	3,011
National City Bank of Indiana
4.25%, 07/01/18	5,500	5,602
PNC Bank NA
6.00%, 12/07/17	2,525	2,544
Pricoa Global Funding I
1.90%, 09/21/18 (b)	3,000	3,006
1.45%, 09/13/19 (b)	3,000	2,971
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/22 (b)	3,000	2,988
Reliance Standard Life Global Funding II
2.15%, 10/15/18 (b)	2,500	2,507
Royal Bank of Canada
2.00%, 12/10/18	2,000	2,006
2.13%, 03/02/20	3,947	3,961
Santander UK Plc
2.17%, (3M US LIBOR + 0.85%), 08/24/18 (a)	840	845
Shell International Finance BV
1.63%, 11/10/18 (d)	2,500	2,502
SunTrust Bank
7.25%, 03/15/18	1,365	1,400
SunTrust Banks Inc.
2.35%, 11/01/18	3,000	3,014
UBS Group AG
2.95%, 09/24/20 (b)	5,250	5,336
WEA Finance LLC
2.70%, 09/17/19 (b)	920	927
Wells Fargo & Co.
2.24%, (3M US LIBOR + 0.93%), 02/11/22 (a)	3,000	3,028
2.63%, 07/22/22	2,934	2,933
Westpac Banking Corp.
2.16%, (3M US LIBOR + 0.85%), 01/11/22 (a)	3,000	3,029
		240,208
Health Care 3.2%
Abbott Laboratories
2.90%, 11/30/21	4,000	4,068
AbbVie Inc.
2.30%, 05/14/21	2,000	1,997
Actavis Funding SCS
2.45%, 06/15/19	1,000	1,007
3.00%, 03/12/20	3,000	3,060
Becton Dickinson & Co.
2.89%, 06/06/22	2,000	2,004
Gilead Sciences Inc.
1.55%, (3M US LIBOR + 0.22%), 03/20/19 (a)	4,500	4,508
HCA Inc.
3.75%, 03/15/19	2,000	2,043
Mylan NV
2.50%, 06/07/19	853	856
3.75%, 12/15/20	1,500	1,542
Perrigo Finance Plc
3.50%, 12/15/21	1,500	1,545
Teva Pharmaceutical Finance III BV
2.20%, 07/21/21	1,750	1,683
UnitedHealth Group Inc.
1.90%, 07/16/18	4,000	4,010
		28,323
Industrials 3.1%
Aircastle Ltd.
4.63%, 12/15/18	2,000	2,052
6.25%, 12/01/19	2,000	2,152
Cintas Corp. No. 2
2.90%, 04/01/22	2,000	2,037
Cobham Plc
2.68%, 10/28/17 (e)	2,500	2,500
	Shares/Par†	Value
Eaton Corp.
1.50%, 11/02/17	3,000	3,000
Fortive Corp.
1.80%, 06/15/19	1,934	1,931
International Lease Finance Corp.
5.88%, 04/01/19	1,909	2,012
6.25%, 05/15/19	3,060	3,255
Penske Truck Leasing Co. LP
3.38%, 03/15/18 (b)	1,000	1,007
Ryder System Inc.
2.50%, 03/01/18 - 05/11/20	3,010	3,021
Siemens Financieringsmaatschappij NV
1.30%, 09/13/19 (b)	4,000	3,959
		26,926
Information Technology 1.4%
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	2,750	2,848
Microsoft Corp.
1.85%, 02/06/20	4,000	4,014
NetApp Inc.
2.00%, 09/27/19	1,304	1,303
Oracle Corp.
2.50%, 05/15/22	2,000	2,027
QUALCOMM Inc.
2.60%, 01/30/23	2,000	2,002
		12,194
Materials 1.8%
Freeport-McMoRan Inc.
2.30%, 11/14/17	6,000	5,998
LyondellBasell Industries NV
5.00%, 04/15/19	731	764
Monsanto Co.
2.13%, 07/15/19	2,500	2,505
Xstrata Finance Canada Ltd.
2.70%, 10/25/17 (b) (f)	6,539	6,539
		15,806
Real Estate 5.4%
AvalonBay Communities Inc.
3.63%, 10/01/20	1,250	1,298
Boston Properties LP
5.88%, 10/15/19	1,075	1,148
Brandywine Operating Partnership LP
4.95%, 04/15/18	5,649	5,724
Equity Commonwealth
5.88%, 09/15/20	2,480	2,649
First Industrial LP
7.50%, 12/01/17	2,635	2,659
Health Care REIT Inc.
2.25%, 03/15/18	750	752
Healthcare Realty Trust Inc.
5.75%, 01/15/21	1,000	1,098
Hospitality Properties Trust
6.70%, 01/15/18	1,978	1,978
4.25%, 02/15/21	2,589	2,705
Mack-Cali Realty LP
2.50%, 12/15/17	4,889	4,893
National Retail Properties Inc.
6.88%, 10/15/17	4,665	4,674
Post Apartment Homes LP
3.38%, 12/01/22	2,533	2,588
Prologis International Funding II
4.88%, 02/15/20 (b)	3,900	4,101
Realty Income Corp.
2.00%, 01/31/18	3,905	3,908
UDR Inc.
4.25%, 06/01/18	2,261	2,302
Ventas Realty LP
2.00%, 02/15/18	4,190	4,192
		46,669
Telecommunication Services 1.5%
AT&T Inc.
2.85%, 02/14/23	8,000	7,950

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Deutsche Telekom International Finance BV
2.23%, 01/17/20 (b)	2,500	2,501
Verizon Communications Inc.
1.86%, (3M US LIBOR + 0.55%), 05/22/20 (a)	3,000	3,008
		13,459
Utilities 0.4%
Exelon Corp.
2.85%, 06/15/20	1,395	1,422
Exelon Generation Co. LLC
2.95%, 01/15/20	767	780
Southern California Edison Co.
1.85%, 02/01/22	1,353	1,342
		3,544
Total Corporate Bonds And Notes (cost $447,502)		448,777
GOVERNMENT AND AGENCY OBLIGATIONS 14.7%
Collateralized Mortgage Obligations 1.4%
Federal Home Loan Mortgage Corp.
Series 2014-M1-HQ2, 2.69%, (1M US LIBOR + 1.45%), 09/25/24 (a) (g)	14	14
Series UA-4238, REMIC, 3.00%, 08/15/29	379	385
Series BP-3738, REMIC, 4.00%, 12/15/38	63	65
Series KN-3763, REMIC, 3.00%, 02/15/39	688	699
Series AB-3967, REMIC, 2.00%, 03/15/41	536	529
Series CB-2703, REMIC, 4.00%, 11/15/18	950	959
Series EA-4630, REMIC, 3.00%, 09/15/41	1,902	1,921
Series QE-4591, REMIC, 2.75%, 04/15/46	1,002	1,010
Series KA-4628, REMIC, 3.00%, 01/15/55	3,311	3,371
Federal National Mortgage Association
Series 2011-VE-15, REMIC, 4.00%, 09/25/29	39	39
Series 2011-BD-100, REMIC, 2.50%, 01/25/41	228	229
Series 2012-MB-75, REMIC, 2.00%, 03/25/42	416	411
Series 2012-MA-26, REMIC, 3.50%, 03/25/42	422	435
Series 2012-MA-91, REMIC, 2.00%, 04/25/42	397	391
Series 2003-AY-123, REMIC, 4.00%, 12/25/18	468	472
Series 2012-QA-17, REMIC, 2.00%, 07/25/39	462	462
Government National Mortgage Association
Series 2009-NA-126, REMIC, 4.50%, 11/20/39	596	633
		12,025
Mortgage-Backed Securities 1.3%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/26	114	120
Federal National Mortgage Association
4.00%, 04/01/26	1,357	1,426
3.50%, 03/01/27	1,571	1,642
3.00%, 11/01/29	4,198	4,319
2.74%, (12M US LIBOR +/- MBS spread), 02/01/44 (a) (h)	1,041	1,071
4.50%, 05/01/26 - 03/01/44	644	691
3.07%, (12M US LIBOR +/- MBS spread), 04/01/45 (a) (h)	1,333	1,379
Government National Mortgage Association
4.50%, 03/20/41	433	474
2.50%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 11/20/42 (a) (h)	256	262
		11,384
Sovereign 1.7%
Bank of England Euro Note
1.75%, 03/06/20 (b)	2,716	2,713
Inter-American Development Bank
1.63%, 05/12/20	4,429	4,417
Kreditanstalt fur Wiederaufbau
1.50%, 09/09/19	4,500	4,486
Province of Ontario, Canada
1.65%, 09/27/19	3,333	3,306
		14,922
U.S. Government Agency Obligations 5.6%
Federal Farm Credit Bank
0.70%, 04/06/18 (i)	1,050	1,047
Federal Home Loan Bank
1.13%, 12/08/17 (i)	1,000	1,000

	Shares/Par†	Value
2.63%, 12/08/17 (i)	2,000	2,005
3.13%, 12/08/17 (i)	1,315	1,320
1.38%, 03/18/19 - 09/28/20 (i)	11,000	10,948
1.75%, 06/12/20 (i)	5,000	5,010
Federal Home Loan Mortgage Corp.
1.38%, 08/15/19 (i)	7,410	7,387
1.50%, 01/17/20 (i)	3,000	2,993
Federal National Mortgage Association
1.00%, 02/26/19 - 08/28/19 (i)	6,390	6,327
0.88%, 08/02/19 (i)	2,200	2,173
1.50%, 07/30/20 (i)	9,135	9,092
		49,302
U.S. Treasury Securities 4.7%
U.S. Treasury Note
1.25%, 05/31/19	1,500	1,495
1.38%, 07/31/19 (d)	5,000	4,991
1.25%, 08/31/19 (d)	5,000	4,978
1.00%, 11/15/19	2,530	2,503
1.38%, 12/15/19	2,053	2,047
1.38%, 02/15/20	5,013	4,993
1.50%, 05/15/20 - 08/15/20	20,100	20,046
		41,053
Total Government And Agency Obligations (cost $128,989)		128,686
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 0.89% (j) (k)	10,592	10,592
Securities Lending Collateral 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (k)	657	657
Total Short Term Investments (cost $11,249)		11,249
Total Investments 99.2% (cost $865,456)		866,226
Other Derivative Instruments (0.0)%		(9)
Other Assets and Liabilities, Net 0.8%		7,364
Total Net Assets 100.0%		$873,581

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Investors Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $252,465 and 28.9%, respectively.

(c) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(d) All or portion of the security was on loan.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Investors Series Trust's Board of Trustees.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2017.

(g) The variable rate for this government and agency collateralized mortgage obligation is determined based on the tranches of the underlying mortgage-backed security pools' cash flows into securities which have varying coupon and principle payback profiles. Tranches pay an interest rate determined by a formula set forth in the security’s offering documents. The variable interest rate may reset periodically and is generally tied to a major market reference rate. The variable rate can also be affected by the current weighted average coupon.

(h) The variable rate for this government and agency mortgage-backed security (“MBS”) is determined by a formula in the security's offering documents. The rate is affected by the MBS pass-through rate which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation.

(i) The security is a direct debt of the agency and not collateralized by mortgages.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Note, 2-Year	824	December 2017	178,179	$(103)	$(440)
U.S. Treasury Note, 5-Year	(573)	December 2017	(67,879)	94	551
				$(9)	$111

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 16.1%
U.S. Government Agency Obligations 4.4%
Federal Farm Credit Bank
1.14%, (1D US Federal Funds Rate - 0.03%), 04/25/19 (a) (b)	10,000	$9,999
1.14%, (US Treasury 3M Bill Money Market Yield + 0.09%), 07/26/19 (a) (b)	46,895	46,895
1.16%, (1D US Federal Funds Rate + 0.00%), 08/08/19 (a) (b)	26,350	26,350
1.15%, (US Treasury 3M Bill Money Market Yield + 0.10%), 06/27/19 - 09/20/19 (a) (b)	85,420	85,420
Federal Home Loan Bank
5.00%, 11/17/17 (b)	6,500	6,532
Federal Home Loan Mortgage Corp.
1.28%, (1M US LIBOR + 0.04%), 11/13/17 (a) (b)	7,000	7,001
		182,197
U.S. Treasury Securities 11.7%
U.S. Treasury Note
1.22%, (US Treasury 3M Bill Money Market Yield + 0.16%), 10/31/17 (a)	40,000	40,000
1.24%, (US Treasury 3M Bill Money Market Yield + 0.19%), 04/30/18 (a)	100,000	100,039
1.23%, (US Treasury 3M Bill Money Market Yield + 0.17%), 07/31/18 (a)	140,000	140,037
1.22%, (US Treasury 3M Bill Money Market Yield + 0.17%), 10/31/18 (a)	85,000	85,004
1.12%, (US Treasury 3M Bill Money Market Yield + 0.07%), 04/30/19 (a)	68,000	68,016
1.11%, (US Treasury 3M Bill Money Market Yield + 0.06%), 07/31/19 (a)	51,000	51,002
		484,098
Total Government And Agency Obligations (cost $666,295)		666,295
SHORT TERM INVESTMENTS 65.3%
Repurchase Agreements 45.4%
Repurchase Agreements (c)		1,878,100
	Shares/Par†	Value
Treasury Securities 0.9%
U.S. Treasury Bill
1.10%, 01/02/18	35,000	34,902
U.S. Government Agency Obligations 19.0%
Federal Home Loan Bank
1.06%, 10/13/17 (b)	113,495	113,455
1.06%, 10/18/17 (b)	67,500	67,466
1.04%, 11/03/17 (b)	30,000	29,971
1.07%, 11/09/17 (b)	17,000	16,980
1.03%, 11/20/17 - 11/22/17 (b)	55,000	54,920
1.10%, 12/01/17 (b)	68,500	68,372
1.05%, 12/04/17 (b)	71,000	70,868
1.13%, 12/20/17 (b)	75,000	74,812
1.13%, 12/22/17 (b)	45,000	44,884
1.14%, 01/12/18 (b)	71,000	70,769
1.10%, 01/24/18 (b)	72,000	71,746
1.14%, 01/26/18 (b)	103,925	103,541
		787,784
Total Short Term Investments (cost $2,700,786)		2,700,786
Total Investments 81.4% (cost $3,367,081)		3,367,081
Other Assets and Liabilities, Net 18.6%		770,795
Total Net Assets 100.0%		$4,137,876

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) For repurchase agreements held at September 30, 2017, see Repurchase Agreements in these Schedules of Investments.

Repurchase Agreements
Counter-party	Collateral	Collateral Par†	Collateral Value($)	Rate%	Settlement Date	Maturity Date	Proceeds at Maturity($)	Par†	Value($)
BCL	U.S. Treasury Note, 2.00%, due 02/15/23-04/30/24	35,617	35,700	1.02	09/29/17	10/02/17	35,003	35,000	35,000
BMO	Federal National Mortgage Association, 4.00%, due 05/01/47	5	5
	U.S. Treasury Note, 1.13-3.63%, due 11/30/18-11/15/44	151,029	152,689
		151,034	152,694	1.03	09/29/17	10/02/17	149,713	149,700	149,700
BNP	Federal National Mortgage Association, 3.50%, due 05/01/42	2	2
	Government National Mortgage Association, 2.13-3.50%, due 06/20/35-04/20/43	1,956	2,037
	U.S. Treasury Note, 1.38%, due 01/31/2017	1	1
		1,959	2,040	1.04	09/29/17	10/02/17	2,000	2,000	2,000
BOA	Government National Mortgage Association, 3.50%, due 03/20/47	118,699	123,930	1.07	09/29/17	10/02/17	121,511	121,500	121,500
DUB	U.S. Treasury Note, 1.63%, due 05/15/26	55,485	53,040	1.06	09/29/17	10/02/17	52,005	52,000	52,000
GSC	Federal National Mortgage Corp., 2.50-8.00%, due 03/01/19-08/01-47	35,964	37,985
	Federal National Mortgage Association, 3.00-7.50%, due 12/01/18-03/01/47	26,521	28,381
	Government National Mortgage Association, 3.50-5.50%, due 12/15/24-08/20/47	4,701	5,034
		67,187	71,400	1.03	09/29/17	10/06/17	70,014	70,000	70,000
GSC	Federal National Mortgage Corp., 2.50-5.50%, due 09/01/27-09/01/47	139,498	145,610
	Federal National Mortgage Association, 2.00-6.00%, due 05/01/23-07/01/47	175,371	183,034
		314,869	328,644	1.02	09/29/17	10/02/17	322,227	322,200	322,200
GSC	Federal National Mortgage Corp., 3.00-6.00%, due 12/01/22-08/01/47	48,556	50,828
	Federal National Mortgage Association, 2.50-3.50%, due 12/01/42-12/01/46	167	173
		48,723	51,001	1.02	09/27/17	10/04/17	50,010	50,000	50,000

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par†	Collateral Value($)	Rate%	Settlement Date	Maturity Date	Proceeds at Maturity($)	Par†	Value($)
GSC	Federal National Mortgage Corp., 2.40-6.50%, due 04/01/21-04/01/47	22,066	23,477
	Federal National Mortgage Association, 3.00-5.50%, due 07/01/20-02/01/48	30,402	31,519
	Government National Mortgage Association, 3.28-4.00%, due 08/20/32-09/20/47	25,361	26,604
		77,829	81,600	1.02	09/25/17	10/02/17	80,016	80,000	80,000
HSB	Federal Home Loan Mortgage Corp., 2.50-4.50%, due 10/01/28-08/01/47	271,111	281,930	1.04	09/29/17	10/02/17	276,424	276,400	276,400
HSB	U.S. Treasury Bond, 3.75%, due 08/15/41	138,105	161,876	1.03	09/29/17	10/02/17	158,714	158,700	158,700
RBS	U.S. Treasury Note, 0.63-1.00%, due 02/15/18-04/30/18	423,040	422,690	1.04	09/29/17	10/02/17	414,436	414,400	414,400
TDS	Federal National Mortgage Association, 3.00%, due 07/01/43	81,925	82,909
	U.S. Treasury Note, 1.13-2.00%, due 08/31/21-04/30/24	66,689	66,215
		148,615	149,124	1.05	09/29/17	10/02/17	146,213	146,200	146,200
									$1,878,100

† Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

Abbreviations:

LIBOR - London Interbank Offered Rate
MBS - Mortgage Backed Security
REIT - Real Estate Investment Trust
REMIC - Real Estate Investment Conduit
US - United States

Counterparty Abbreviations:

BCL - Barclays Capital
BMO - BMO Capital Markets Corp.
BNP - BNP Paribas Securities
BOA - Bank of America NA
DUB - Deutsche Bank Alex Brown Inc.
GSC - Goldman Sachs & Co.
HSB - HSBC Securities, Inc.
RBS - Royal Bank of Scotland
TDS - TD Securities Inc.

JNL Investors Series Trust (Unaudited)

Schedules of Investments

September 30, 2017

Short Term Investments in Affiliates

JNL/PPM America Low Duration Bond Fund invests in a money market fund which is managed by Jackson National Asset Management, LLC (“JNAM” or “Adviser”). The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNL/PPM America Low Duration Bond Fund’s investment in the JNL Government Money Market Fund on December 31, 2016 and September 30, 2017 was $73,900 and $10,592 (in thousands), respectively. During the period ended in September 30, 2017, dividend income received from this investment was $50 (in thousands) and there was no realized or unrealized gain or loss relating to transactions in this investment. This investment’s percentage of net assets was 1.21% on September 30, 2017.

Securities Lending and Securities Lending Collateral. JNL/PPM America Low Duration Bond Fund participates in an agency based securities lending program. Per the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral. The Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. equity – 102%; U.S. corporate fixed income – 102%; U.S. government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. The Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which the Fund receives may include U.S., UK and certain Eurozone government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agent has agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

State Street Bank and Trust Company (“State Street” or "Custodian") serves as custodian and securities lending agent to the Fund. The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the Investment Company Act of 1940 (“1940 Act”). The Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Securities Lending Government Money Market Portfolio.

Security Valuation. Under the JNL Investors Series Trust (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund's Sub-Adviser, a broker/dealer or widely used quotation system. All securities in the JNL Money Market Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the 1940 Act, as amended, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Futures contracts traded on an exchange are generally valued at the exchange's settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

JNL Investors Series Trust (Unaudited)

Schedules of Investments

September 30, 2017

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), “Fair Value Measurement”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of September 30, 2017 by valuation level.

JNL/PPM America Low Duration Bond Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	277,514	—	—	277,514
Corporate Bonds And Notes	—	448,777	—	—	448,777
Government And Agency Obligations	—	128,686	—	—	128,686
Short Term Investments	11,249	—	—	—	11,249
	11,249	854,977	—	—	866,226
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	551	—	—	—	551
	551	—	—	—	551
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(440)	—	—	—	(440)
	(440)	—	—	—	(440)
JNL Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	666,295	—	—	666,295
Short Term Investments	—	2,700,786	—	—	2,700,786
	—	3,367,081	—	—	3,367,081

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2 Investments in Other Financial Instruments are reflected at the unrealized appreciation/(depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 1, 2 or 3 for the period. There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at September 30, 2017.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item  2. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

The certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2017

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 28, 2017

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.